Long-term investments - Additional Informational (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Long-term investments		$ 40,710,000	$ 43,893,000
Long-term bank deposits		35,500,000	143,127,000
Impairment Losses, Investments			6,500,000
Impairment on equity investments without readily determinable fair value		0
Impairment on equity method investments		4,100,000
Equity investees net loss or income		3,500,000	31,600	$ 200,000
Unrealized gains and interest recorded, convertible bonds		0	1,500,000
Financial products issued by banks		$ 61,400,000	20,000,000
Financial products issued by banks original maturity period		over one year
Financial products issued by banks weighted average maturity period		1 year 8 months 12 days
Equity Securities, FV-NI, Cost		$ 51,700,000	$ 51,900,000
Fair value of straight debt	$ 4,600,000
Charge-off to allowance for credit losses	$ 1,200,000
Debt securities, allowance for credit loss					$ 4,600,000